Employee compensation (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Compensation expense and balance sheet date payables
Key management includes directors and officers, and their compensation expense and balance sheet date payables are as follows:

	2024	2023
Expense
Salary and short-term employee benefits	$7	$8
Retirement benefits	1	2
Equity-based compensation[1]	10	19
	$19	$29
1.Amounts do not necessarily represent the actual value which will ultimately be paid.

	2024	2023
Payables and accrued liabilities
Compensation	$—	$—
Equity-based compensation[1]	27	39
	$27	$39
1.Amounts do not necessarily represent the actual value which will ultimately be paid.